Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 309,232	$ 259,380
Carrying amount of associated liabilities	309,036	259,201
Fair value of transferred assets	309,524	259,343
Fair value of associated liabilities	310,188	259,729
Fair value of net position	(664)	(386)
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	35,001	32,794
Carrying amount of associated liabilities	34,805	32,615
Fair value of transferred assets	35,293	32,757
Fair value of associated liabilities	35,957	33,143
Fair value of net position	(664)	(386)
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	267,361	220,250
Carrying amount of associated liabilities	267,361	220,250
Fair value of transferred assets	267,361	220,250
Fair value of associated liabilities	267,361	220,250
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	6,870	6,336
Carrying amount of associated liabilities	6,870	6,336
Fair value of transferred assets	6,870	6,336
Fair value of associated liabilities	$ 6,870	$ 6,336